Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 46,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,043.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333- 288651).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions

The Registrant previously registered securities having a proposed maximum aggregate offering price of $318,166,670.50 on its Registration Statement on Form S-1, as amended (File No. 333-288651), which was declared effective by the Securities and Exchange Commission on September 9, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $63,633,341 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333- 288651).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions

No fee pursuant to Rule 457(g).

The Registrant previously registered securities having a proposed maximum aggregate offering price of $318,166,670.50 on its Registration Statement on Form S-1, as amended (File No. 333-288651), which was declared effective by the Securities and Exchange Commission on September 9, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $63,633,341 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	1,533,334
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333- 288651).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions

No fee pursuant to Rule 457(g).

The Registrant previously registered securities having a proposed maximum aggregate offering price of $318,166,670.50 on its Registration Statement on Form S-1, as amended (File No. 333-288651), which was declared effective by the Securities and Exchange Commission on September 9, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $63,633,341 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	1,533,334
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 17,633,341.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,700.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333- 288651).

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions

The Registrant previously registered securities having a proposed maximum aggregate offering price of $318,166,670.50 on its Registration Statement on Form S-1, as amended (File No. 333-288651), which was declared effective by the Securities and Exchange Commission on September 9, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $63,633,341 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.